Charles J. Bair (858) 550-6142 cbair@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

July 13, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 4720

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler
John L. Krug
Daniel Greenspan
Vanessa Robertson
Joel Parker

Re:	Trius Therapeutics, Inc.
Registration Statement on Form S-1 (File No. 333-162945)
Amendment No. 6

Dear Ms. Robertson and Messrs. Riedler, Krug, Greenspan and Parker:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Trius Therapeutics, Inc. (the “Company”), is Amendment No. 6 (“Amendment No. 6”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 6, 2009. The copy of Amendment No. 6 enclosed herewith is marked to show changes to Amendment No. 5 to the Registration Statement filed with the Commission on June 16, 2010.

Amendment No. 6 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated June 29, 2010 with respect to the Registration Statement (the “Comment Letter”) and the revisions reflected in Amendment No. 6 are consistent with those provided supplementally to the Staff via EDGAR on July 6, 2010.

In addition, as discussed with the Staff via telephone on July 9, 2010, the Company confirms that (i) the statement “other clinical trial issues” included in the language “The SPA process creates a written agreement between the FDA and a sponsor concerning the clinical trial design, clinical endpoints and other clinical trial issues that can be used to support regulatory approval of a drug candidate” included in Amendment No. 6 does not refer to any safety concerns or issues regarding torezolid phosphate and (ii) there are no safety concerns or issues regarding torezolid phosphate that have not been disclosed in Amendment No. 6.

The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 6 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

July 13, 2010

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questions regarding Amendment No. 6 or this letter to me at (858) 550-6142 or Michael L. Penley, Esq. at (858) 550-6028.

Sincerely,

Cooley LLP

Charles J. Bair, Esq.

cc:	Jeffrey Stein, Ph.D., Trius Therapeutics, Inc.
John P. Schmid, Trius Therapeutics, Inc.
M. Wainwright Fishburn, Jr., Esq., Cooley LLP
Michael L. Penley, Esq., Cooley LLP
Patrick A. Pohlen, Esq., Latham & Watkins LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM